Disposal of businesses (Details) £ in Millions, $ in Millions, ₩ in Billions				12 Months Ended
	Aug. 15, 2017 USD ($)	Aug. 15, 2017 GBP (£)	May 18, 2017 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	May 18, 2017 KRW (₩)	May 18, 2017 GBP (£)
Disposal of businesses
Aggregate profit (loss), including short-term fluctuations in investment returns, together with adjustment to carrying value				£ 162	£ (227)	£ 56
Gain on disposal of other businesses				162
PCA Life Insurance Company Ltd. - Korea
Disposal of businesses
Consideration for sale of life insurance subsidiary							₩ 170	£ 117
Related expenses			£ 9
Proceeds from sale, net of related expenses			£ 108
Cumulative exchange gain (loss) recycled from other comprehensive income				61
Remeasurement of carrying value of business classified as held for sale				£ 5	(238)
Aggregate profit (loss), including short-term fluctuations in investment returns, together with adjustment to carrying value					£ (227)	£ 56
NPH broker-dealer
Disposal of businesses
Initial consideration received	$ (325)	£ (252)
Gain on disposal of other businesses	$ 209	£ 162